Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Supplement Dated July 19, 2021, to the Prospectus and Summary Prospectuses dated April 29, 2021
Important Changes to Vanguard Tax-Managed Balanced Fund and Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Balanced Fund
Effective immediately, Walter Nejman has been named as a co-portfolio manager of Vanguard Tax-Managed Balanced Fund. He replaces Donald M. Butler, who had previously co-managed the stock portion of the Fund, and joins William Coleman, who will continue to co-manage the stock portion of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Tax-Managed Capital Appreciation Fund
Effective immediately, Awais Khan has been named as a co-portfolio manager of Vanguard Tax-Managed Capital Appreciation Fund. He replaces Donald M. Butler, who had previously co-managed the Fund, and joins William Coleman, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Donald M. Butler under the heading “Investment Advisor” in the Fund Summary section for Vanguard Tax-Managed Balanced Fund:
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the stock portion of the Fund since July 2021.
The following replaces Donald M. Butler under the heading “Investment Advisor” in the Fund Summary section for Vanguard Tax-Managed Capital Appreciation Fund:
Awais Khan, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2021.

Prospectus Text Changes
The following replaces Donald M. Butler under the heading “Investment Advisor” in the More on the Funds section:
Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005; has worked in investment management since 2008; and has co-managed the stock portion of the Tax-Managed Balanced Fund since July 2021. Education: B.A., Arcadia University; M.B.A., Villanova University.
Awais Khan, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2010; has worked in investment management since 2012; and has co-managed the Tax-Managed Capital Appreciation Fund since July 2021. Education: B.S./B.S.B.A., University of North Carolina.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMJ 072021
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Vanguard Tax-Managed Funds

Supplement Dated July 19, 2021, to the Statement of Additional Information Dated April 29, 2021
Important Changes to Vanguard Tax-Managed Balanced Fund and Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Balanced Fund
Effective immediately, Walter Nejman has been named as a co-portfolio manager of Vanguard Tax-Managed Balanced Fund. He replaces Donald M. Butler, who had previously co-managed the Fund, and joins William Coleman, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Vanguard Tax-Managed Capital Appreciation Fund
Effective immediately, Awais Khan has been named as a co-portfolio manager of Vanguard Tax-Managed Capital Appreciation Fund. He replaces Donald M. Butler, who had previously co-managed the Fund, and joins William Coleman, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text and table replace those under the sub-heading “1. Other Accounts Managed” on page B-43:
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended December 31, 2020 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Christine D. Franquin	Registered investment companies[1]	11	$611B	0	$0
	Other pooled investment vehicles	1	$11.2B	0	$0
	Other accounts	1	$3B	0	$0
Michael Perre	Registered investment companies[1]	8	$683B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
James M. D’Arcy	Registered investment companies[2]	4	$98B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
William Coleman	Registered investment companies[3]	54	$1.1T	0	$0
	Other pooled investment vehicles	1	$9.2B	0	$0
	Other accounts	0	$0	0	$0
Awais Khan[4]	Registered investment companies[5]	13	$254.2B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman[6]	Registered investment companies[7]	54	$4.2T	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Donald M. Butler	Registered investment companies[3]	16	$1.2T	0	$0
	Other pooled investment vehicles	1	$3M	0	$0
	Other accounts	2	$9.6M	0	$0
1 Includes Vanguard Developed Markets Index Fund which held assets of $139 billion as of December 31, 2020.
2 Includes the bond portion of Vanguard Tax-Managed Balanced Fund which held assets of $6.9 billion as of December 31, 2020.
3 Includes Vanguard Tax-Managed Capital Appreciation Fund, Tax-Managed Small-Cap Fund, and the equity portion of Tax-Managed Balanced Fund which collectively held assets of $28.4 billion as of December 31, 2020.
4 Mr. Khan began co-managing Vanguard Tax-Managed Capital Appreciation Fund on July 19, 2021.
5 Information provided as of May 31, 2021, and includes Vanguard Tax-Managed Capital Appreciation Fund which held assets of $16.1 billion as of May 31, 2021.
6 Mr. Nejman began co-managing Vanguard Tax-Managed Balanced Fund on July 19, 2021.
7 Information provided as of May 31, 2021, and includes Vanguard Tax-Managed Balanced Fund which held assets of $3.8 billion as of May 31, 2021.
Within the same section, the following text replaces similar text under the sub-heading “4. Ownership of Securities” on page B-44:
As of December 31, 2020, Ms. Franquin owned shares of Developed Markets Index Fund within the $10,001—$50,000 range. As of the same date, none of Mr. Perre, Mr. D’Arcy, Mr. Coleman, or Mr. Butler owned any shares of the Funds they managed.
As of May 31, 2021, neither Mr. Khan nor Mr. Nejman owned any shares of the Funds they managed.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 103A 072021